Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Subtotal	$ 5,834,823	$ 3,988,991
Less: accumulated depreciation and amortization	(1,127,711)	(556,422)
Total	4,707,112	3,432,569
Computer equipment [Member]
Subtotal	320,406	218,918
Office equipment, fixtures and furniture [Member]
Subtotal	2,077,831	2,053,556
Capitalized development cost [Member]
Subtotal	3,307,285	1,657,689
Automobiles [Member]
Subtotal	$ 129,301	$ 58,828